Fees Summary	Aug. 26, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 571,000
Previously Paid Amount	0.00
Total Fee Amount	87.42
Total Offset Amount	0.00
Net Fee	87.42
Narrative - Max Aggregate Offering Price	$ 571,000
Final Prospectus	true